Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Statement [Abstract]
Revenues from proprietary products	$ 39,146	$ 30,940	$ 72,904	$ 55,001	$ 115,458
Revenues from distribution	3,326	6,503	7,304	13,152	27,061
Total revenues	42,472	37,443	80,208	68,153	142,519
Cost of revenues from proprietary products	20,718	17,192	38,338	30,416	63,342
Cost of revenues from distribution	2,803	5,815	6,168	11,462	23,687
Total cost of revenues	23,521	23,007	44,506	41,878	87,029
Gross profit	18,951	14,436	35,702	26,275	55,490
Research and development expenses	4,803	4,283	9,098	7,514	13,933
Selling and marketing expenses	4,730	3,940	9,361	7,862	16,193
General and administrative expenses	3,778	3,484	7,564	6,902	14,381
Other expenses		98		1,077	919
Operating income (loss)	5,640	2,631	9,679	2,920	10,064
Financial income	508		788	25	588
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	191	22	315	173	55
Financial Income (expense) in respect of contingent consideration and other long- term liabilities.	(1,705)	(309)	(3,550)	(2,070)	(980)
Financial expenses	(145)	(439)	(304)	(939)	(1,298)
Income (expense) before tax on income	4,489	1,905	6,928	109	8,429
Taxes on income	63	93	137	106	145
Net Income (loss)	4,426	1,812	6,791	3	8,284
Other Comprehensive Income (loss) :
Gain (loss) on cash flow hedges	(24)	(88)	(95)	(244)	(186)
Net amounts transferred to the statement of profit or loss for cash flow hedges		120	(57)	265	414
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) from defined benefit plan	1	(115)	8	76	(73)
Total comprehensive income (loss)	$ 4,403	$ 1,729	$ 6,647	$ 100	$ 8,439
Earnings per share attributable to equity holders of the Company:
Basic net earnings per share (in Dollars per share)	$ 0.08	$ 0.04	$ 0.12	$ 0	$ 0.17
Diluted net earnings per share (in Dollars per share)	$ 0.08	$ 0.04	$ 0.12	$ 0	$ 0.15